PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	6 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
PROPERTY AND EQUIPMENT
Summary of major classifications of property and equipment

September 30, 2024
Equipment	$150,202
Leasehold improvements	89,087
Software	85,042
Furniture and fixtures	51,717
376,048
Less: Accumulated depreciation and Amortization	(364,537)
$11,511

June 30, 2024
Equipment	$150,202
Leasehold improvements	89,087
Software	85,042
Furniture and fixtures	51,717
376,048
Less: Accumulated depreciation and Amortization	(359,968)
$16,080